Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2020
Income tax receivables and payables
Schedule of income tax receivables and payables

	December 31, 2020				December 31, 2019
	Receivables		Payables		Receivables		Payables
(€ million)	Current	Non Current	Current	Non Current	Current	Non Current	Current	Non Current
Income taxes	184	153	243	360	192	173	456	454